Note 31 - Earnings (Loss) Per Share - Schedule of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Statement Line Items [Line Items]
Loss attributable to the parent, amount after tax	$ (11,276,598)	[1]	$ (64,794,616)	[1]	$ 13,495,614
Basic (in shares)	22,250,495	[1]	10,565,835	[1]	7,038,173
Basic (in dollars per share)	$ (0.51)	[1]	$ (6.13)	[1]	$ 1.92
Profit attributable to ordinary shareholders of the parent plus assumed conversion of all dilutive potential ordinary shares, after tax					$ 12,410,102
Diluted (in shares)	22,250,495		10,565,835		7,558,479
Diluted (in dollars per share)	$ (0.51)		$ (6.13)		$ 1.64
Employee share option [member]
Statement Line Items [Line Items]
Profit attributable to ordinary shareholders of the parent plus assumed conversion of all dilutive potential ordinary shares, after tax					$ 0
Diluted (in shares)					93,664
Convertible preference shares [member]
Statement Line Items [Line Items]
Profit attributable to ordinary shareholders of the parent plus assumed conversion of all dilutive potential ordinary shares, after tax					$ (1,085,512)
Diluted (in shares)					412,685
Restricted share units [member]
Statement Line Items [Line Items]
Profit attributable to ordinary shareholders of the parent plus assumed conversion of all dilutive potential ordinary shares, after tax					$ 0
Diluted (in shares)					13,957

[1]	Warrants, employee stock options and restricted stock units were excluded from the computation of diluted loss per share for the years ended December 31, 2025 and 2024, as they were anti-dilutive. Weighted average potentially dilutive shares considered anti-dilutive and not included in computing diluted loss per share calculation for the years ended December 31, 2025 and 2024 was 254,114 and 11,647, respectively.